Provision for Pension Plan - Actuarial Assumption Used to Determine Actuarial Present Value of Projected Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligations	9.83%	11.83%
Expected long-term rate of return on plan assets	9.83%	11.83%
Annual salary increases		6.45%
Rate of compensation increase	4.30%	5.50%
Inflation rate assumption used in the above	4.30%	5.50%
BrTPREV and PAMEC Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligations	9.83%	11.83%
Expected long-term rate of return on plan assets	9.83%	11.83%
Annual salary increases		1.50%
Rate of compensation increase	4.30%	5.50%
Inflation rate assumption used in the above	4.30%	5.50%
TelemarPrev and PBS-Telemar Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligations	9.83%	11.83%
Expected long-term rate of return on plan assets	9.83%	11.83%
Annual salary increases		5.50%
Rate of compensation increase	4.30%	5.50%
Inflation rate assumption used in the above	4.30%	5.50%